Share-Based Compensation - Schedule of the assumptions used to estimate the fair value of the options (Details)	12 Months Ended
Dec. 31, 2023 $ / shares
Share-Based Compensation
Risk-free interest rate	4.00%
Expected volatility	94.50%
Suboptimal exercise factor	2.5
Fair value per ordinary share	$ 0.145